Related parties (Details Narrative)			1 Months Ended		2 Months Ended	12 Months Ended
	Dec. 17, 2021 EUR (€)	Nov. 02, 2021 USD ($)	Apr. 30, 2021 EUR (€)	Feb. 28, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Research and Development Expense						€ 3,390,677		€ 4,688,461	€ 3,702,982
Deferred Tax Assets, Tax Credit Carryforwards, Research					€ 1,200,000	1,200,000		300,000	400,000
Due from Related Parties					58,009	58,009
Accrued liabilities related party					132,141	€ 132,141		1,359,191
Minimum [Member]
Related Party Transaction [Line Items]
Royalty fee percentage						0.50%	0.50%
Maximum [Member]
Related Party Transaction [Line Items]
Royalty fee percentage						1.00%	1.00%
First Indication [Member]
Related Party Transaction [Line Items]
Future option fees						€ 1,000,000.0
Decreased future option fees						500,000
Second Indication [Member]
Related Party Transaction [Line Items]
Future option fees						500,000
Third Indication [Member]
Related Party Transaction [Line Items]
Future option fees						€ 300,000
First Solid Cancer Indication [Member]
Related Party Transaction [Line Items]
Option fee									500,000
Second Solid Cancer Indication [Member]
Related Party Transaction [Line Items]
Option fee								500,000
License Agreement Amendment One [Member]
Related Party Transaction [Line Items]
Upfront fee										€ 250,000
Royalty fee percentage						4.00%	4.00%
License Agreement Amendment Two [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt						€ 1,000,000.0
License Agreement Amendment Three [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt						1,250,000
Payments for merger related costs								1,000,000.0
Payments for merger related costs gross								500,000
License Agreement Amendment Five [Member]
Related Party Transaction [Line Items]
Interest expense, related party									1,000,000.0
License Agreement Amendment Five [Member] | First Solid Cancer Indication Option Fee [Member]
Related Party Transaction [Line Items]
Interest Expense						8,300,000
License Agreement Amendment Five [Member] | Second Solid Cancer Indication Option Fee [Member]
Related Party Transaction [Line Items]
Interest Expense						1,000,000.0
Research Funding Agreement [Member]
Related Party Transaction [Line Items]
Interest expense, related party						0		105,000
Sponsor Research Agreement [Member]
Related Party Transaction [Line Items]
Interest expense, related party						500,000
Option fee				€ 1,000,000.0
Option fee				500,000
Sponsor Research Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Sponsored research activities				500,000
Sponsor Research Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Sponsored research activities				€ 1,000,000.0
Pierluigi Paracchi [Member]
Related Party Transaction [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold	€ 250,000
Annual performance bonus	50,000
Salary and Wage, Excluding Cost of Good and Service Sold	€ 420,000
Percentage of annual bonus	20.00%
Interest expense, related party						307,000		275,000
Accrued Bonuses					25,000	25,000
Director [Member] | Pierluigi Paracchi [Member]
Related Party Transaction [Line Items]
Accrued Bonuses									50,000
Naldini [Member]
Related Party Transaction [Line Items]
Annual fee						50,000
Additional fees						6,250
Employee Benefits and Share-based Compensation									8,750
Gentner [Member]
Related Party Transaction [Line Items]
Annual fee						30,000		30,000	30,000
Employee Benefits and Share-based Compensation						€ 7,800
XDG Biomed LLC [Member]
Related Party Transaction [Line Items]
Percentage of annual bonus						30.00%	30.00%
Accrued Bonuses					25,000	€ 25,000
Employee-related Liabilities					50,000	50,000
Recurring fees						300,000
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold						442,000	$ 500,000
Due from Related Parties					313,181	313,181
Due from Employees					14,140	14,140
Contribution of Property						352,321
Other Comprehensive Income (Loss), Tax			€ 179,480
Related expense								325,000	283,610
Richard Slansky [Member]
Related Party Transaction [Line Items]
Percentage of annual bonus		30.00%
Accrued Bonuses | $											$ 50,000
Due from Related Parties					72,248	72,248
Contribution of Property					66,812	139,060
Other Comprehensive Income (Loss), Tax			€ 54,388
Related expense								4,000	0
Deferred Compensation Arrangement with Individual, Compensation Expense | $		$ 300,000
Spafid SPA [Member]
Related Party Transaction [Line Items]
Due from Related Parties					€ 7,695	7,695
San Raffle Hospital [Member]
Related Party Transaction [Line Items]
Research and Development Expense						3,400,000		4,700,000	3,700,000
Research and development expense gross						€ 4,600,000		5,000,000.0	4,100,000
Spafid SPA [Member]
Related Party Transaction [Line Items]
Shareholder ownership, percentage					5.00%	5.00%					5.00%
Fidim Srl [Member]
Related Party Transaction [Line Items]
Shareholder ownership, percentage					5.00%	5.00%					5.00%
Naldini [Member] | Director [Member]
Related Party Transaction [Line Items]
Employee-related Liabilities									20,500
Gentner [Member] | Director [Member]
Related Party Transaction [Line Items]
Employee-related Liabilities									13,150
XDG Biomed LLC [Member]
Related Party Transaction [Line Items]
Accrued liabilities related party					€ 34,438	€ 34,438		25,000
Due to Related Parties									59,626
XDG Biomed LLC [Member] | Director [Member]
Related Party Transaction [Line Items]
Accrued liabilities related party									50,000
San Raffaele Hospital [Member] | License Agreement Amendment Two [Member]
Related Party Transaction [Line Items]
Costs and Expenses, Related Party						€ 1,000,000.0		€ 1,000,000.0	€ 600,000